Taxes Payable and Accrued Taxes	12 Months Ended
Mar. 31, 2024
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Taxes Payable and Accrued Taxes
17.	TAXES PAYABLE AND ACCRUED TAXES

As at,	March 31, 2024	March 31, 2023

The carrying amount of:

Payroll taxes payable	$3.0	$4.3

Sales taxes payable	1.6	-

Carbon tax accrual	23.4	8.4

Income taxes payable	2.1	1.7

	$30.1	$14.4